Debt (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017
Principal	$ 3,600,000	$ 3,600,000
Debt Discount	(1,142,495)	(413,377)
Outstanding debt balances	2,457,505	3,186,623
Interest Payable	$ 1,140,393	$ 1,046,377
March 2015 Loan as amended [Member]
Issue Date	Mar. 04, 2015	Mar. 04, 2015
Maturity Date	Dec. 31, 2019	Dec. 31, 2017
Principal	$ 600,000	$ 600,000
Debt Discount
Outstanding debt balances	600,000	600,000
Interest Payable	$ 127,901	$ 113,465
2013 Note as amended [Member]
Issue Date	Oct. 07, 2013	Oct. 07, 2013
Maturity Date	Dec. 31, 2019	Dec. 31, 2017
Principal	$ 3,000,000	$ 3,000,000
Debt Discount	(1,142,495)	(413,377)
Outstanding debt balances	1,857,505	2,586,623
Interest Payable	$ 1,012,492	$ 932,912